CRYPTOCURRENCIES - Additional Information (Details) ¥ in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Jan. 01, 2023 CNY (¥)	Jan. 01, 2023 USD ($)	Sep. 30, 2021 item	Dec. 31, 2023 CNY (¥) item	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 CNY (¥) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2023 USD ($) item	Jan. 01, 2023 USD ($)	Dec. 31, 2022 USD ($)
Number of bitcoin owned				306	306	542	542
Number of bitcoin pledged				38	38	70	70
Number of tether owned				218,390	218,390
Cumulative Effect, Period of Adoption, Adjustment [Member]
Increase in cryptocurrencies	¥ 1.5								$ 0.2
Decrease in accumulated defict	¥ 1.5	$ 0.2
Filecoin Mining
Number of Cryptocurrency Units Owned				273,289	273,289
Number of bitcoin owned				110	110
Number of tether owned				1,500,000	1,500,000
Bitcoins
Number of bitcoin owned				38	38	0	0
Number of pledged bitcoins released				32	32	70	70
Number of Bitcoins Pledged as Current				30	30	32	32
Value of Current Portion of Pledged Bitcoins				¥ 9.1	$ 1.3	¥ 3.6	$ 0.5
Number of Bitcoins Pledged as Noncurrent				8	8	38	38
Value of Noncurrent Portion of Pledged Bitcoins				¥ 2.4	$ 0.3	¥ 4.2	$ 0.6
Number of Bitcoins Still Under Pledge				32				32
Value of pledged bitcoins				¥ 11.4		¥ 7.8		$ 1.6		$ 1.1
Ethereum [Member]
Number of Cryptocurrency Units Owned				80	80
Filecoin [Member]
Number of Cryptocurrency Units Owned						48,800	48,800
Number of filecoin pledged				186,383	186,383	39,152	39,152
Value of Pledged Filecoins				¥ 8.8		¥ 0.6		$ 1.2		$ 0.1
Under Pledge
Number of bitcoin owned			38
Released from pledge
Number of bitcoin owned			40
Number of tether owned			1,500,000